Loans and Financings	12 Months Ended
Dec. 31, 2019
Loans and financings
Loans and financings

26    Loans and financings

Accounting policy

Loans and financings are recognized initially at fair value, net of transaction costs incurred, and are subsequently measured at amortized cost.  Any difference between the proceeds (net of transaction costs) and the total amount payable is recognized in the income statement as interest expense over the period of the loans using the effective interest rate method.

Loans and financings are classified as current liabilities unless the Company has the unconditional right to defer repayment of the liability for at least 12 months after the reporting period.

Fees paid on the establishment of loan facilities are recognized as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the drawdown occurs. To the extent that there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalized as a prepayment for liquidity services and amortized over the period of the facility to which it relates.

(a)   Composition

				2019	2018
Type	Average interest rate	Current	Non-current	Total	Total
Eurobonds – USD	Fixed + 5.13%	8,680	1,035,068	1,043,748	1,042,571
Debt with banks	LIBOR + 1.27%	—	197,926	197,926	197,292
BNDES	TJLP + 2.82%	7,454	87,841	95,295	89,925
	SELIC + 3.10%
	TLP - IPCA + 5.22%
Debentures	107.50% CDI	6,952	13,313	20,265	28,188
Export credit note	LIBOR + 1.54%	811	96,567	97,378	—
Other		9,252	44,693	53,945	66,891
		33,149	1,475,408	1,508,557	1,424,867

Current portion of long-term loans and financing (principal)		21,196
Interest on loans and financings		11,953

(b)   Maturity profile

	2019
						As from
	2020	2021	2022	2023	2024	2025	Total
Eurobonds - USD	8,680	—	—	341,828	—	693,240	1,043,748
Debt with banks	—	79,195	79,254	39,477	—	—	197,926
BNDES	7,454	9,035	14,353	14,353	14,006	36,094	95,295
Debentures	6,952	6,656	6,657	—	—	—	20,265
Export credit note	811	198	197	199	95,973	—	97,378
Other	9,252	9,184	8,033	8,023	7,737	11,716	53,945
	33,149	104,268	108,494	403,880	117,716	741,050	1,508,557

(c)   Changes in the year

	2019	2018
Balance at the beginning of the year	1,424,867	1,447,299
New loans and financing	105,974	292,901
Payments of loans and financings	(19,437)	(295,104)
Foreign exchange effect	(1,114)	(5,777)
Gain on debt modification	—	(3,428)
Reclassification – note 5(a)	(3,490)	—
Interest accrual	73,561	61,385
Interest paid	(71,804)	(72,409)
Balance at the end of the year	1,508,557	1,424,867

(d)   Analysis by currency

			2019	2018
	Current	Non-current	Total	Total
USD	17,125	1,372,337	1,389,462	1,301,395
BRL	16,024	103,071	119,095	123,472
	33,149	1,475,408	1,508,557	1,424,867

(e)   Analysis by index

			2019	2018
	Current	Non-current	Total	Total
Fixed rate	8,989	1,035,575	1,044,564	1,047,245
LIBOR	8,333	337,268	345,601	255,333
TLP	6,063	47,649	53,712	58,486
BNDES SELIC	867	25,103	25,970	19,447
CDI	6,952	13,313	20,265	28,188
TJLP	1,833	16,500	18,333	16,168
Other	112	—	112	—
	33,149	1,475,408	1,508,557	1,424,867

(f)   Bonds

On May 4, 2017, NEXA issued an aggregate principal amount of USD 700,000 in unsecured bonds set to mature in 2027 at an interest rate of 5.375% per year. The proceeds from this offering were used to repay a portion of existing consolidated debt with banks, thereby extending the maturity of outstanding debt. These securities are guaranteed by NEXA BR, NEXA PERU and NEXA CJM.

On March 28, 2013, NEXA PERU conducted a bond offering in the international market for USD 350,000, at an annual fixed interest rate of 4.625% to be paid semi-annually. These financial instruments have a term of ten years and will be redeemed on March 28, 2023.

(g)   Loans

On May 22, 2018, the Company entered into a term loan agreement in the principal amount of USD 100,000, maturing in May 2023 and with a cost of six-month LIBOR plus 1.27% p.a. Proceeds from this transaction were used to prepay a term loan with interest rate of three-month Libor plus 2.55% p.a. No gain or loss were recognized on the early payment of the debt. This loan is guaranteed by NEXA CJM and NEXA BR.

On June 27, 2018, the Company entered into an export credit agency (ECA) facility, amounting to USD 62,500. The proceeds of this facility were used to finance the purchase of machinery and equipment. The facility matures in June 2026 and has an interest rate of six-month LIBOR plus 1.10% p.a.

(h)   Renegotiation of debt in prior years

On May 22, 2018, the Company renegotiated a term loan with principal amount of USD 100,000, maturity of November 2021 and cost of six-month LIBOR plus 2.50% p.a. The renegotiated debt with the same counterparty has a maturity of May 2023 and a cost of six-month LIBOR plus 1.27% p.a. This transaction was accounted for as debt modification due to non-substantial modifications made to the original debt and a gain of USD 3,428 was recognized in Net financial results. This loan is guaranteed by NEXA CJM and NEXA BR.

On December 27, 2018, NEXA BR renegotiated contractual terms with BNDES comprising loans of a total principal amount of USD 58,990 (equivalent to BRL 228,573), original maturity dates from 2019 until 2023 and subjected to interest rates of TJLP plus spread (between 2.36% and 2.48% p.a.) or SELIC plus spread (between 2.48% to 2.72% p.a.). The renegotiated debts with the same counterparty have the final maturity in December 2028 and are subjected to a cost of TLP plus spread (between 2.09% to 2.29% p.a.) and replaces the guarantor from VSA to NEXA. This transaction was accounted for as a debt extinguishment due to the substantial modifications made to the original debt and no gain or loss was recognized in the income statement.

(i)   Interest rate swap

On January 2019, the Company entered into a ten-year interest rate swap in the notional amount of USD 58,233 (equivalent to BRL 226,880) to change the Brazilian inflation component ("IPC-A") of financing arrangements with BNDES to 53.04% of the Brazilian interbank rate ("CDI"). In accordance with the Company's accounting policy, the fair value adjustment of this derivative financial instrument is accounted for in "Net financial results".

(j)   Revolving credit facility

The Company has a revolving credit facility with a syndicate of lenders that was issued on October 25, 2019, which allows the Company to borrow up to USD 300,000. The revolving credit facility is to be used for general corporate purposes and provides the Company with increased liquidity and additional flexibility. The revolving credit facility has a term of five years and the amounts drawn are subject to an interest rate of 1.0% + LIBOR 3M. The transaction costs were capitalized and amortized over the contractual term impacting the financial results. At December 31, 2019, the Company has not used this revolving credit facility.

(k)   Export credit note

On October 23, 2019, in order to expand short-term liquidity in Brazil, the Company entered into an Export Credit Note agreement in the principal amount of USD 90,000 and cost of  three-month  Libor + 1.5% p.a., with a maturity of 5 years. Simultaneously, the Company contracted a swap to exchange the interest index to CDI rate + 1.30% p.a., as well as the currency of debt service repayments from USD to BRL. The Company accounted for the Export Credit Note under the fair value option to eliminate the accounting mismatch that would arise if amortized cost were used.

(l)   Guarantees and covenants

At December 31, 2019, NEXA is the guarantor of NEXA BR's loans with BNDES in the amount of USD 95,925.

The Company has borrowings that are subject to financial covenants at the consolidated level, such as: (i) the gearing ratio (net debt/adjusted EBITDA); (ii) the capitalization ratio (total debt/total debt + shareholders' equity or shareholders' equity/total assets); and (iii) interest coverage ratio (cash + adjusted EBITDA/interest + short-term debt). When applicable, these compliance obligations are standardized for all borrowing agreements. No changes to the contractual guarantees or to the financial covenants occurred in year ended December 31, 2019. At December 31, 2019, the Company was in compliance with all applicable covenants.